RIGHT-OF-USE ASSETS AND LEASE LIABILITY	12 Months Ended
Nov. 30, 2023
Right Of Use Assets And Lease Liability [Abstract]
RIGHT-OF-USE ASSETS AND LEASE LIABILITY [Text Block]

16. RIGHT-OF-USE ASSETS AND LEASE LIABILITY

Right-of-use assets

In November 2018, the Company's previously controlled subsidiary, PRT USA, entered into a two-year lease agreement for leased premises in Plymouth, Massachusetts, commencing December 1, 2018, and ending on November 30, 2020. On December 31, 2020, the Company renewed this lease agreement to November 30, 2023. The minimum base rent for the remaining lease term is USD$3,005 ($3,726) per month from December 1, 2019, to November 01, 2020; USD$3,095 ($3,838) per month from December 1, 2020, to November 30, 2021; USD$3,188 ($3,953) per month from December 1, 2021 to November 30, 2022; and USD$3,284 ($4,072) per month from December 1, 2022 to November 30, 2023. However, PRT USA agreed to terminate their lease with an arm's length party on December 31, 2022.

On September 9, 2021, the Company's previously controlled subsidiary, PRT UK, entered into lease agreement with arm's length party to use the premises known as The Old Workshop, Estuary Road, King's Lynn, Norfolk from May 1, 2021 and will set to expire on April 30, 2024, with annual lease fee of £12,000 or £1,000 per month with interest of 4% per annum above Barclays Bank PLC base rate in case of default (Note 3)

During the year ended November 30, 2023, the Company has disposed of its UK and US subsidiaries (Note 3) Accordingly, the ROU asset and lease liabilities have been derecognized.

The following is the continuity of the cost and accumulated depreciation of right-of-use assets, for the year ended November 30, 2023, and for the year ended November 30, 2022:

Balance, November 30, 2021	$72,734
Additions	38,027
Amortization expense	(50,571)
Cumulative translation adjustment	1,008
Balance, November 30, 2022	$61,198
Cumulative translation adjustment	1,677
Disposal of net liabilities due to loss of control	(62,875)
Balance, November 30, 2023	$-

Lease liabilities

The following is the continuity of lease liability, for the years ended November 30, 2023, and 2022:

Balance, November 30, 2021	$86,346
Additions	38,027
Lease payments	(72,727)
Interest on lease liability	18,877
Cumulative translation adjustment	5,274
Balance, November 30, 2022	$75,797
Cumulative translation adjustment	145
Disposal of net liabilities due to loss of control	(75,942)
Balance, November 30, 2023	$-

As at November 30, 2023, and November 30, 2022, the minimum lease payments for the lease liabilities are as follows:

	November 30, 2023	November 30, 2022
Year ending:
2023	$-	$72,664
2024	-	9,716
Subtotal	-	82,380
Less: Interest expense on lease liabilities	-	(6,583)
Total present value of minimum lease payments	$-	$75,797